Offerings	Aug. 01, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 585,872,467
Fee Rate	0.01381%
Offering Note

(a)
The transaction value is calculated as the estimated aggregate maximum purchase price for Shares. The fee of $80,908.99(b) was paid in connection with the filing of the Schedule TO-I by HPS Corporate Lending Fund (File No. 005-93638) on November 3, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.

Offering: 2
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 0
Amount of Registration Fee	$ 80,908.99
Offering Note

(a)
The transaction value is calculated as the estimated aggregate maximum purchase price for Shares. The fee of $80,908.99(b) was paid in connection with the filing of the Schedule TO-I by HPS Corporate Lending Fund (File No. 005-93638) on November 3, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.